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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC

Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428


Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick

Title:   Vice President

Phone:   (610) 941-5006


Signature, Place, and Date of Signing:

   /s/ Paul A. Frick        West Conshohocken, PA              8/14/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         No.         Form 13F File Number       Name
         -----       ----------------------     ------------------------
         1           28-2635                    Gardner Russo & Gardner
         2           28-1646                    SASCO Capital, Inc.

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $110,555
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number         Name
         -----       ----------------------       ------------------------
         3           28-11063                     Permit Capital GP, L.P.

                                             VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------- -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC        COM NEW     172967424   2,229      81,317  SH         OTHER        3     X
DELL INC               COM       24702R101   1,670     133,459  SH         OTHER        3     X
FLOWSERVE CORP         COM       34354P105   1,620      14,120  SH         OTHER        3     X
GAMESTOP CORP        CLASS A
                       NEW       36467W109   1,377      75,015  SH         OTHER        3     X
GENERAL
  ELECTRIC             COM       369604103   2,389     114,631  SH         OTHER        3     X
GOLDMAN SACHS
  GROUP INC            COM       38141G104   2,023      21,100  SH         OTHER        3     X
GOOGLE INC           CLASS A     38259P508   1,914       3,300  SH         OTHER        3     X
INTERDIGITAL
  CORP                 COM       45867G101     767      26,000  SH         OTHER        3     X
JOHNSON &
  JOHNSON              COM       478160104   2,865      42,400  SH         OTHER        3     X
LIBERTY
  INTERACTIVE        INT COM
  CORP                SER A      53071M104   3,161     177,823  SH         OTHER        3     X
MASTERCARD INC       CLASS A     57636Q104   1,290       3,000  SH         OTHER        3     X
MCKESSON CORP          COM       58155Q103   3,394      36,200  SH         OTHER        3     X
MICROSOFT CORP         COM       594918104   3,233     105,700  SH         OTHER        3     X
NEWCASTLE
  INVESTMENT
  CORP                 COM       65105M108     822     122,715  SH         OTHER        3     X
NOBLE CORP          NAMEN-AKT    H5833N103   1,251      38,450  SH         OTHER        3     X
ORACLE INC             COM       68389X105   2,008      67,600  SH         OTHER        3     X
PHILIP MORRIS
  INTL INC             COM       718172109   1,667      19,100  SH         OTHER        3     X
SBA
  COMMUNICATIONS
  CORP                 COM       78388J106  58,630   1,027,703  SH         OTHER        3     X
SPRINT NEXTEL
  CORP              COM SER 1    852061100   1,663     510,111  SH         OTHER        3     X
VIACOM INC           CLASS B     92553P201   1,486      31,600  SH         OTHER        3     X
VODAFONE GROUP      SPONS ADR
  PLC                  NEW       92857W209   1,952      69,275  SH         OTHER        3     X
WILLIAMS COS INC
  DEL                  COM       969457100   1,153      40,000  SH         OTHER        3     X
ALTRIA GROUP INC       COM       02209S103     613      17,750  SH         OTHER      1,3     X
ANNHEUSER
  BUSCH INBEV
  SA/NV             SPONS ADR    03524A108     617       7,750  SH         OTHER      1,3     X
BERKSHIRE
  HATHAWAY INC
  DEL                  CL A      084670108   1,374          11  SH         OTHER      1,3     X
BERKSHIRE
  HATHAWAY INC
  DEL                  CL B      084670702      62         750  SH         OTHER      1,3     X
BROWN FORMAN
  CORP                 CL A      115637100     404       4,250  SH         OTHER      1,3     X
COMCAST CORP
  NEW                CL A SPL    20030N200     267       8,500  SH         OTHER      1,3     X
MARTIN
  MARIETTA
  MATLS INC            COM       573284106     258       3,275  SH         OTHER      1,3     X
MASTERCARD INC       CLASS A     57636Q104     662       1,539  SH         OTHER      1,3     X
PHILIP MORRIS
  INTL INC             COM       718172109   1,440      16,500  SH         OTHER      1,3     X
SCRIPPS
  NETWORKS
  INTERACTIVE        CL A COM    811065101     171       3,000  SH         OTHER      1,3     X
WASHINGTON
  POST CO              CL B      939640108     112         300  SH         OTHER      1,3     X
WELLS FARGO &
  CO NEW               COM       949746101     702      21,000  SH         OTHER      1,3     X
UNILEVER NV         NY SHS NEW   904784704     542      16,250  SH         OTHER      1,3     X

BALL CORP              COM       058498106     156       4,550  SH         OTHER      2,3     X
BEAM INC               COM       073730103     169       3,350  SH         OTHER      2,3     X
BIG LOTS INC           COM       089302103     207       5,530  SH         OTHER      2,3     X
CON-WAY INC            COM       205944101      77       2,800  SH         OTHER      2,3     X
CONSOL ENERGY          COM       20854P109     173       4,700  SH         OTHER      2,3     X
CROWN HOLDINGS
  INC                  COM       228368106     204       6,320  SH         OTHER      2,3     X
DEVON ENERGY           COM       25179M103     214       3,300  SH         OTHER      2,3     X
DOMINION
  RESOURCES            COM       25746U109     219       4,300  SH         OTHER      2,3     X
DOW CHEMICAL
  CO                   COM       260543103     146       5,450  SH         OTHER      2,3     X
FMC CORP               COM       302491303      50       1,300  SH         OTHER      2,3     X
FORTUNE BRANDS
  HOME & SEC           COM       34964C106      92       6,140  SH         OTHER      2,3     X
INTERNATIONAL
  PAPER                COM       460146103     173       5,560  SH         OTHER      2,3     X
KINDER MORGAN          COM       49456B101     120       3,894  SH         OTHER      2,3     X
MASCO CORP             COM       574599106     105      10,000  SH         OTHER      2,3     X
NABORS
  INDUSTRIES           SHS       G6359F103     178      10,350  SH         OTHER      2,3     X
ONEOK INC              COM       682680103     207       5,110  SH         OTHER      2,3     X
OWENS CORNING
  NEW                  COM       690742101     200       6,800  SH         OTHER      2,3     X
OWENS ILLINOIS       COM NEW     690768403     183       9,200  SH         OTHER      2,3     X
PACKAGING CORP
  OF AMERICA           COM       695156109     117       4,700  SH         OTHER      2,3     X
PENNY J.C.             COM       708160106     201       6,500  SH         OTHER      2,3     X
RAYTHEON             COM NEW     755111507     207       4,700  SH         OTHER      2,3     X
REPUBLIC
  SERVICES INC.        COM       760759100     221       8,170  SH         OTHER      2,3     X
ROWAN
  COMPANIES PLC      SHS CL A    G7665A101     103       3,420  SH         OTHER      2,3     X
SAFEWAY INC          COM NEW     786514208     225      11,550  SH         OTHER      2,3     X
SUNOCO INC             COM       86764P109     168       5,150  SH         OTHER      2,3     X
TJX COMPANIES          COM       872540109      88       2,400  SH         OTHER      2,3     X
USG CORP             COM NEW     903293405      48       3,500  SH         OTHER      2,3     X
WASTE
  MANAGEMENT           COM       94106L109     115       3,700  SH         OTHER      2,3     X
WEYERHAEUSER
  CO                   COM       962166104      94       5,700  SH         OTHER      2,3     X
WILLIAMS COS           COM       969457100     179       7,090  SH         OTHER      2,3     X
XYLEM INC              COM       98419M100     130       5,300  SH         OTHER      2,3     X